Subsequent Events, Reverse Stock Split (Details)	Apr. 01, 2025 shares	Mar. 31, 2025 shares	Mar. 17, 2025 StockSplit	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Class of Stock Disclosures [Abstract]
Common shares, shares outstanding (in shares)				36,250	5,000
Subsequent Event [Member]
Class of Stock Disclosures [Abstract]
Reverse stock split ratio	0.025
Common shares, shares outstanding (in shares)	2,185,230	87,410,311
Subsequent Event [Member] | Minimum [Member]
Class of Stock Disclosures [Abstract]
Number of reverse stock splits authorized to implement | StockSplit			1